VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—102.8%
Diversified—29.1%
Energy Transfer LP	183,711	$1,811
Enterprise Products Partners LP	32,910	743
Keyera Corp.	17,370	465
Kinder Morgan, Inc.	66,025	1,147
MPLX LP	30,251	859
ONEOK, Inc.	26,015	1,352
Pembina Pipeline Corp.	24,780	819
		7,196

Downstream/Other—17.4%
Cheniere Energy, Inc.(1)	20,797	1,766
Enviva Partners LP	7,650	413
Golar LNG Ltd.(1)	38,705	432
Marathon Petroleum Corp.	15,330	847
Valero Energy Corp.	12,485	836
		4,294

Electric, LDC & Power—7.5%
CenterPoint Energy, Inc.	12,490	318
NextEra Energy Partners LP	11,605	900
Sempra Energy	2,190	286
Sunnova Energy International, Inc.(1)	9,530	363
		1,867

Gathering/Processing—26.4%
DCP Midstream LP	30,225	825
EnLink Midstream LLC	50,000	279
Equitrans Midstream Corp.	68,780	565
Hess Midstream LP Class A	45,256	1,171
Rattler Midstream LP	31,085	324
Targa Resources Corp.	60,535	2,549
Western Midstream Partners LP	41,260	825
		6,538

Natural Gas Pipelines—8.1%
TC Energy Corp.	9,685	472
	Shares	Value

Natural Gas Pipelines—continued
Williams Cos., Inc. (The)	61,002	$1,528
		2,000

Petroleum Transportation & Storage—12.4%
Enbridge, Inc.	24,010	945
Genesis Energy LP	30,155	302
Magellan Midstream Partners LP	13,125	612
Plains GP Holdings LP Class A	116,109	1,218
		3,077

Upstream—1.9%
Comstock Resources, Inc.(1)	76,545	465
Total Common Stocks & MLP Interests (Identified Cost $24,850)		25,437

Total Long-Term Investments—102.8% (Identified Cost $24,850)		25,437

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	346,636	347
Total Short-Term Investment (Identified Cost $347)		347

TOTAL INVESTMENTS—104.2% (Identified Cost $25,197)		$25,784
Other assets and liabilities, net—(4.2)%		(1,035)
NET ASSETS—100.0%		$24,749
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Canada	10
Bermuda	2
Total	100%
† % of total investments as of July 31, 2021.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	38%
Midstream MLP	23
MLP Affiliates & Other	23
Embedded General Partner	13
Other MLP	2
Cash & Other	1
Total	100%
† % of total investments as of July 31, 2021.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
Other MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and can include any MLP that is not Midstream.
The following table summarizes the market value of the Fund’s investments as of July 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$25,437	$25,437
Money Market Mutual Fund	347	347
Total Investments	$25,784	$25,784
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2021.
There were no transfers into or out of Level 3 related to securities held at July 31, 2021.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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